Mineral Property Interests (Tables)	12 Months Ended
Jun. 30, 2024
Mineral Property Interests [Abstract]
Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs	The continuity schedule of mineral property acquisition costs and deferred exploration and development costs is summarized as follows:
Cost	Silver Sand	Carangas	Silverstrike	Total
Balance, July 1, 2022	$79,594,886	$6,011,566	$3,324,120	88,930,572
Capitalized exploration expenditures
Reporting and assessment	1,008,174	88,558	-	1,096,732
Drilling and assaying	1,925,695	8,289,678	977,881	11,193,254
Project management and support	2,719,120	1,424,573	256,569	4,400,262
Camp service	467,690	1,005,158	174,651	1,647,499
Permit and license	195,821	9,389	-	205,210
Value added tax receivable	426,406	1,317,819	154,401	1,898,626
Foreign currency impact	(201,972)	(8,831)	(24,680)	(235,483)
Balance, June 30, 2023	$86,135,820	$18,137,910	$4,862,942	$109,136,672
Capitalized exploration expenditures
Reporting and assessment	999,402	408,874	-	1,408,276
Drilling and assaying	47,217	23,894	-	71,111
Project management and support	1,765,297	1,079,177	63,919	2,908,393
Camp service	249,764	241,945	36,754	528,463
Permit and license	33,073	9,308	-	42,381
Value added tax receivable	112,332	31,061	979	144,372
Foreign currency impact	(365,571)	(78,127)	(30,039)	(473,737)
Balance, June 30, 2024	$88,977,334	$19,854,042	$4,934,555	$113,765,931